Pledged Assets	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Pledged Assets
35.	PLEDGED ASSETS
The Company provided certificate of deposits recorded in other financial assets as collateral mainly for building lease agreements. As of December 31, 2019 and 2020, the aforementioned other financial assets amounted to NT$114.5 million and NT$135.4 million, respectively.